UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



          Report for the Calendar Year or Quarter Ended: June 30, 2007

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Jacobs Asset Management, L.L.C.

Address:  One Fifth Avenue
          New York, NY 10003


13F File Number: 028-11647

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Sy Jacobs
Title:  Managing Member
Phone:  (212) 271-5526


Signature, Place and Date of Signing:

/s/ Sy Jacobs                New York, NY              August   , 2007
-------------                ------------              ---------------
 [Signature]                 [City, State]                [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

None

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       1

Form 13F Information Table Entry Total: 55

Form 13F Information Table Value Total: $188,808
                                         -----------
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.       Form 13F File Number      Name
1.        028-11646                 JAM Partners, LP

                                                     FORM 13F INFORMATION TABLE
                                                    Jacobs Asset Management, LLC
          COLUMN 1              COLUMN 2      COLUMN 3   COLUMN 4     COLUMN 5       COLUMN 6         COLUMN 7     COLUMN 8

                                Title of                 Value   Shrs or   SH/ PUT/  Invstmt          Other     Voting Authority
       Name Of Issuer           Class         Cusip      (x1000) Prn Amt   PRN CALL  Discrtn          Mangr  Sole   Shared    None
FLAGSTONE REINSURANCE HLDGS     SHS           G3529T105   5,000    375,400 SH        Shared-Defined          1               375,400
MAX CAPITAL GROUP LTD           SHS           G6052F103   2,830    100,000 SH        Shared-Defined          1               100,000
NICHOLAS FINANCIAL INC          COM NEW       65373J209   2,231    207,581 SH        Shared-Defined          1               207,581
AMERICAN BANCORP N J INC        COM           02407E104   1,777    171,900 SH        Shared-Defined          1               171,900
ANNALY CAP MGMT INC             COM           035710409   9,232    640,200 SH        Shared-Defined          1               640,200
ANWORTH MORTGAGE ASSET CP       COM           37347101    2,727    345,334 SH        sole             none       345,334
ANWORTH MORTGAGE ASSET CP       COM           037347101  11,852  1,309,648 SH        Shared-Defined          1             1,309,648
AON CORP                        COM           037389103   5,326    125,000 SH        Shared-Defined          1               125,000
CAPSTEAD MTG CORP               COM NO PAR    14067E506     660     92,300 SH        sole             none        92,300
CAPSTEAD MTG CORP               COM NO PAR    14067E506   2,114    218,200 SH        Shared-Defined          1               218,200
CENTENNIAL BK HLDGS INC DEL     COM           151345303   2,178    257,200 SH        Shared-Defined          1               257,200
CENTRAL BANCORP INC MASS        COM           152418109     962     38,396 SH        Shared-Defined          1                38,396
CENTURY BANCORP INC             CL A NON VTG  156432106   5,480    241,856 SH        Shared-Defined          1               241,856
CENTURY BANCORP INC             CL A NON VTG  156432106     453     20,000 SH        Sole             none        20,000
COUNTRYWIDE FINANCIAL CORP      COM           222372104     364     10,000 SH        Sole             none        10,000
COUNTRYWIDE FINANCIAL CORP      COM           222372104   6,891    189,574 SH        Shared-Defined          1               189,574
DOWNEY FINL CORP                COM           261018105   4,949     75,000 SH        Shared-Defined          1                75,000
ESSA BANCORP INC                COM           29667D104     409     37,012 SH        sole             none        37,012
ESSA BANCORP INC                COM           29667D104   6,737    609,700 SH        Shared-Defined          1               609,700
FEDERAL TR CORP                 COM           314012105   1,701    207,400 SH        Shared-Defined          1               207,400
FIDELITY NATIONAL FINANCIAL     CL A          31620R105     948     40,000 SH        Shared-Defined          1                40,000
FIDELITY NATL INFORMATION SV    COM           31620M106   1,900     35,000 SH        Shared-Defined          1                35,000
FIRST AMERN CORP CALIF          COM           318522307   2,970     60,000 SH        Shared-Defined          1                60,000
FIRST CMNTY BANCORP CALIF       COM           31983B101   6,579    115,000 SH        Shared-Defined          1               115,000
FIRST COMWLTH FINL CORP PA      COM           319829107   3,940    360,800 SH       Shared-Defined           1               360,800
FIRST MARBLEHEAD CORP           COM           320771108   3,493     90,400     PUT  Shared-Defined           1                90,400
FIRSTFED FINL CORP              COM           337907109   2,916     51,400 SH        Shared-Defined          1                51,400
GOLDLEAF FINANCIAL SOLUTIONS    COM NEW       38144H208   2,705    500,000 SH        Shared-Defined          1               500,000
INVESTORS BANCORP INC           COM           46146P102   2,439    181,583 SH        Shared-Defined          1               181,583
LIBERTY BANCORP INC             COM           53017Q102   1,881    171,200 SH        Shared-Defined          1               171,200
LUMINENT MTG CAP INC            COM           550278303      77      7,600 SH        sole             none         7,600
LUMINENT MTG CAP INC            COM           550278303   2,523    250,000 SH        Shared-Defined          1               250,000
MARTEN TRANS LTD                COM           573075108   2,006    111,400 SH        Shared-Defined          1               111,400
MFA MTG INVTS INC               COM           55272X102   3,759    516,300 SH        Shared-Defined          1               516,300
NORTH VALLEY BANCORP            COM           66304M105   2,112     88,110 SH        Shared-Defined          1                88,110
NEWPORT BANCORP INC             COM           651754103   2,978    219,961 SH        Shared-Defined          1               219,961
OHIO CAS CORP                   COM           677240103   7,868    181,670 SH        Shared-Defined          1               181,670
OPTEUM INC                      CL A          68384A100   3,071  1,129,100 SH        Shared-Defined          1             1,129,100
OPTEUM INC                      CL A          68384A100     598    220,000 SH        sole             none       220,000
OPTEUM INC                      CL A          68384A100      53     19,400 SH        Sole             none        19,400
ORIGEN FINL INC                 COM           68619E208   4,654    705,679 SH        Shared-Defined          1               705,679
PEOPLES UNITED FINANCIAL INC    COM           712704105   3,989    225,000 SH        Shared-Defined          1               225,000
PHH CORP                        COM NEW       693320202   1,561     50,000 SH        Shared-Defined          1                50,000
PROVIDENT FINL HLDGS INC        COM           743868101      70      2,812 SH        Sole             none         2,812
PROVIDENT FINL HLDGS INC        COM           743868101   4,911    196,444 SH        Shared-Defined          1               196,444
SEABRIGHT INSURANCE HLDGS IN    COM           811656107   1,617     92,500 SH        Shared-Defined          1                92,500
SLM CORP                        COM           78442P106   8,637    150,000 SH        Shared-Defined          1               150,000
SOVEREIGN BANCORP INC           COM           845905108   7,188    340,000 SH        Shared-Defined          1               340,000
SPECIALTY UNDERWRITERS ALLIA    COM           84751T309   3,365    424,300 SH        Shared-Defined          1               424,300
TFS FINANCIAL CORP              COM           87240R107   2,847    246,740 SH        Shared-Defined          1               246,740
BANCORP INC DEL                 COM           05969A105   4,081    182,500 SH        Shared-Defined          1               182,500
UNIONBANCAL CORP                COM           908906100   7,761    130,000 SH        Shared-Defined          1               130,000
WILLIS LEASE FINANCE CORP       COM           970646105   5,947    511,809 SH        Shared-Defined          1               511,809
WILLIS LEASE FINANCE CORP       COM           970646105     408     35,100 SH        Sole             none        35,100
WILLIS LEASE FINANCE CORP       COM           970646105   3,083    265,293 SH        Sole             none       265,293



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